Cover	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	PATRIOT NATIONAL BANCORP, INC.
Entity Incorporation, State or Country Code	CT
Entity File Number	000-29599
Entity Tax Identification Number	06-1559137
Entity Address, Address Line One	900 Bedford Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	252-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PNBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001098146